Average Annual Total Returns	Fountain Short Duration High Income Fund Class I Shares 2/1/2015 - 2/1/2015	Fountain Short Duration High Income Fund Class A Shares 2/1/2015 - 2/1/2015	Fountain Short Duration High Income Fund - Return After Taxes on Distributions Class I Shares 2/1/2015 - 2/1/2015		Fountain Short Duration High Income Fund - Return After Taxes on Distributions and Sale of Fund Shares Class I Shares 2/1/2015 - 2/1/2015		Fountain Short Duration High Income Fund Credit Suisse Leveraged Lone Index (reflects no deduction for fees, expenses or taxes) 2/1/2015 - 2/1/2015	Fountain Short Duration High Income Fund BofA Merrill Lynch 0-3 Year DTW BB-B Index (reflects no deduction for fees, expenses or taxes) 2/1/2015 - 2/1/2015
[AverageAnnualReturnAbstract]
1 Year	(0.23%)	(6.16%)	(2.02%)	[1]	(0.11%)	[1]	2.06%	1.78%
Since Inception	1.72%	(3.25%)	0.04%	[1]	0.57%	[1]	3.03%	3.02%
Inception Date	Oct. 07, 2013	Oct. 07, 2013	Oct. 07, 2013	[1]	Oct. 07, 2013	[1]	Oct. 07, 2013	Oct. 07, 2013

[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class I Shares only and after-tax returns for classes other than Class I will vary from returns shown for Class A.